SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregated by Geography and Percentage of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies Line Items
Total revenues	$ 534,376	$ 483,310	$ 431,542
Percentage of Revenues	100.00%	100.00%	100.00%
Germany [Member]
Accounting Policies Line Items
Total revenues	$ 158,224	$ 128,278	$ 114,176
Percentage of Revenues	30.00%	27.00%	26.00%
Spain [Member]
Accounting Policies Line Items
Total revenues	$ 130,258	$ 113,177	$ 82,217
Percentage of Revenues	24.00%	23.00%	19.00%
The Netherlands [Member]
Accounting Policies Line Items
Total revenues	$ 111,804	$ 106,027	$ 101,512
Percentage of Revenues	21.00%	22.00%	24.00%
United States [Member]
Accounting Policies Line Items
Total revenues	$ 93,008	$ 97,000	$ 99,765
Percentage of Revenues	17.00%	20.00%	23.00%
Other countries [Member]
Accounting Policies Line Items
Total revenues	$ 41,082	$ 38,828	$ 33,872
Percentage of Revenues	8.00%	8.00%	8.00%